Accounts Payable (Table) (Details) - USD ($) $ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Payables and Accruals [Abstract]
Suppliers, repairers	$ 12,802	$ 6,339
Insurers, agents and brokers	510	355
Payables to charterers	6,306	1,566
Other creditors	3,137	4,899
Total	$ 22,755	$ 13,159